SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue	$ 9,023,504	$ 2,737,410
Revenue From Course Fees [Member]
Revenue	7,664,887	0
Revenue from Sino-foreign Jointly Managed Academic Programs [Member]
Revenue	0	2,147,608
Revenue from Technological Consulting Services for Smart Campus Solutions [Member]
Revenue	413,673	166,641
Revenue from Overseas Study Consulting Services [Member]
Revenue	0	329,678
Revenue from tailored job readiness training services [Member]
Revenue	$ 944,944	$ 93,483